EMPLOYEE-RELATED BENEFITS - Asset Allocation (Details) - Pension Benefits	Dec. 31, 2017
U.S. equity investments
Pension and other post-retirement costs, net
Target asset allocation	11.00%
Actual asset allocation (as a percent)	11.00%
International equity investments
Pension and other post-retirement costs, net
Target asset allocation	12.00%
Actual asset allocation (as a percent)	12.00%
World Equity Fund [Member]
Pension and other post-retirement costs, net
Target asset allocation	20.00%
Actual asset allocation (as a percent)	20.00%
Fixed income investments
Pension and other post-retirement costs, net
Target asset allocation	49.00%
Actual asset allocation (as a percent)	49.00%
Other assets
Pension and other post-retirement costs, net
Target asset allocation	8.00%
Actual asset allocation (as a percent)	8.00%